Other Income	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
OTHER INCOME

21. OTHER INCOME

Other income consists of the followings:

	Years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Government subsidies (note a)	—	638,400	—	—
Exchange difference on foreign currency translation	—	—	529,211	67,502
Bad debt recovered	—	96,969	—	—
Gain on deconsolidation of subsidiaries	—	—	12,142,061	1,548,732
Loan interest income from WSL (note 10)	40,000	40,000	—	—
Loan interest income from TSL (note 10)	—	148,963	101,027	12,886
Advertising fee income	—	—	152,225	19,416
Management fee income	—	—	290,000	36,990
Waive of account payables	—	—	253,790	32,371
Others	1,800	42,886	15,653	1,997
	41,800	967,218	13,483,967	1,719,894

(a)	For the year ended March 31, 2025, the government subsidies were granted by the Construction Innovation and Technology Fund (“CITF”) established by the Development Bureau (“DEVB”) of Hong Kong Government to provide financial support to enterprises in Hong Kong construction industry. There were no unfulfilled conditions nor other contingencies attached to the CITF funding.